Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-0526850
Plan number	001
Notes receivable from participants	$ 108,857,803
Total	$ 10,313,186,605
The Sherwin-Williams Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares)	14,886,577	16,771,640
Investment, Identifier [Axis]: Collective Trust Funds | Fidelity Management Trust Company | Fidelity® Contrafund® Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	$ 607,768,366
Investment, Identifier [Axis]: Collective Trust Funds | Fidelity Management Trust Company | Fidelity® Low-Priced Stock Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	78,967,212
Investment, Identifier [Axis]: Collective Trust Funds | Fidelity Management Trust Company | Fidelity® Mid-Cap Stock Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	126,407,801
Investment, Identifier [Axis]: Collective Trust Funds | Fidelity Management Trust Company | Managed Income Portfolio II Class 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	128,056,855
Investment, Identifier [Axis]: Collective Trust Funds | Invesco Trust Company | Invesco Core Plus Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	53,444,439
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2005 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	7,849,107
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	8,288,085
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	27,126,265
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	70,932,206
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	250,629,547
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	404,981,825
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	405,521,046
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	388,419,607
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	350,322,096
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	360,753,544
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	317,018,815
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	213,651,400
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	78,537,433
Investment, Identifier [Axis]: Collective Trust Funds | T. Rowe Price Trust Company | T. Rowe Price Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	6,089,259
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard Group, Inc. | Vanguard Institutional 500 Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	563,940,015
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard Group, Inc. | Vanguard Institutional Total Bond Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	156,901,038
Investment, Identifier [Axis]: Collective Trust Funds | Wellington Trust Company | WTC-CIF II Small Cap Opportunities Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	104,276,632
Investment, Identifier [Axis]: Common Stock, The Sherwin-Williams Company, Company Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	4,823,725,214
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity® International Capital Appreciation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	56,673,122
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity® Large Cap Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	29,892,686
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity® Limited Term Government Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	26,375,249
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity® Puritan® Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	74,795,290
Investment, Identifier [Axis]: Mutual Funds | PIMCO Investments LLC | PIMCO All Asset Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	4,607,232
Investment, Identifier [Axis]: Mutual Funds | PIMCO Investments LLC | PIMCO Low Duration Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	19,448,474
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group, Inc. | Vanguard FTSE All-World ex-US Index Fund Institutional Plus Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	194,930,150
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group, Inc. | Vanguard Inflation-Protected Securities Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	26,981,513
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group, Inc. | Vanguard Wellesley® Income Fund Admiral™ Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	32,506,697
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group, Inc. | Vanguard Wellington Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	75,156,065
Investment, Identifier [Axis]: Other, Fidelity Investments, Fidelity® Money Market Government Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	$ 129,354,517
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	10.50%